COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Maximum [Member]	Nov. 01, 2013 Consultant [Member]	Sep. 01, 2012 Chief Executive Officer [Member]	Sep. 01, 2012 Executive Vice President of Finance [Member]	Mar. 01, 2013 Chief Operating Officer [Member]
Operating Lease
Rent expense	$ 46,254	$ 75,020
2014		91,738
2015		54,416
2016
2017
2018
Total future minimum payments		146,154
Consulting Agreements
Annual service fee				200,000	180,000
Consulting agreement term				12 months	4 years
Options granted		2,300,000		1,000,000
Cash received for stock options				50,000
Exercise price per share				$ 0.01
Expiration period			10 years	5 years
Vesting period				3 years
Employment Agreements
Base salary						$ 192,000	$ 210,000
Employment agreement term						2 years	3 years